Investments in Equity Accounted Investees	12 Months Ended
Dec. 31, 2023
Textblock 1 [Abstract]
Investments in Equity Accounted Investees
8.
Investments in Equity Accounted Investees
(a)
Associates as of December 31, 2022 and 2023 are as follows:

(In millions of won)
					2022			2023
Associates	Location	Fiscal year end	Date of incorporation	Business	Percentage of ownership	Carrying amount		Percentage of ownership	Carrying amount
Paju Electric Glass Co., Ltd.	Paju, South Korea	December 31	January 2005	Manufacture glass for display	40%	₩	42,784	40%	₩	24,200
WooRee E&L Co., Ltd. (*1)	Ansan, South Korea	December 31	June 2008	Manufacture LED back light unit packages	13%		13,576	13%		7,106
YAS Co., Ltd.	Paju, South Korea	December 31	April 2002	Develop and manufacture deposition equipment for OLEDs	15%		28,976	16%		28,564
AVATEC Co., Ltd.	Daegu, South Korea	December 31	August 2000	Process and sell glass for display	14%		20,133	14%		20,871
Arctic Sentinel, Inc.	Los Angeles, U.S.A.	March 31	June 2008	Develop and manufacture tablet for kids	10%		—	10%		—
Cynora GmbH	Bruchsal, Germany	December 31	March 2003	Develop organic emitting materials for displays and lighting devices	11%		—	10%		—

(In millions of won)
					2022			2023
Associates	Location	Fiscal year end	Date of incorporation	Business	Percentage of ownership	Carrying amount		Percentage of ownership	Carrying amount
Material Science Co., Ltd.(*2)(*3)	Seoul, South Korea	December 31	January 2014	Develop, manufacture, and sell materials for display	10%	₩	3,650	16%	₩	3,588
						₩	109,119		₩	84,329

(*1) During 2023, the Controlling Company recognized an impairment loss of ~~W~~5,662 million as finance cost for the difference between the carrying amount and the recoverable amount of investments in WooRee E&L Co., Ltd.

(*2) During 2023, the Controlling Company recognized an impairment loss of ~~W~~1,146 million as finance cost for the difference between the carrying amount and the recoverable amount of investments in Material Science Co., Ltd.

(*3) During 2023, due to the investee’s acquisition of treasury shares, the Group's shareholding ratio increased from 10% to 16%.

Although the Controlling Company’s respective share interests in WooRee E&L Co., Ltd., YAS Co., Ltd., AVATEC Co., Ltd., Arctic Sentinel, Inc., Cynora GmbH and Material Science Co., Ltd. are below 20%, the Controlling Company is able to exercise significant influence through its right to appoint a director to the board of directors of each investee. Accordingly, the investments in these investees have been accounted for using the equity method.

As of December 31, 2023, the market value of the Group’s share in WooRee E&L Co., Ltd., YAS Co., Ltd., and AVATEC Co., Ltd., all of which are listed in KOSDAQ, are ~~W~~7,106 million, ~~W~~21,320 million and ~~W~~29,160 million, respectively. Dividends income recognized from equity method investees for the years ended December 31, 2021, 2022 and 2023 amounted to ~~W~~4,068 million, ~~W~~4,461 million and ~~W~~15,200 million, respectively.

8.
Investments in Equity Accounted Investees, Continued
(b)
Summary of financial information of Paju Electric Glass Co., Ltd., a significant associate of the Group, as of December 31, 2022 and 2023 and for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)	December 31, 2022		December 31, 2023
Total assets	₩	136,784	109,992
Current assets		98,490	94,705
Non-current assets		38,294	15,287
Total liabilities		29,118	47,875
Current liabilities		28,332	47,459
Non-current liabilities		786	416

(In millions of won)	2021		2022	2023
Revenue	₩	425,516	319,264	184,880
Profit(loss) for the year		13,364	6,192	(2,655)
Other comprehensive loss		(1,258)	(10,216)	(4,894)
Total comprehensive income (loss)		12,106	(4,024)	(7,549)

(c)
Reconciliation from financial information of the significant associate to its carrying value in the consolidated financial statements as of December 31, 2022 and 2023 are as follows:
(i)
As of December 31, 2022

(In millions of won)
Company	Net asset		Ownership interest	Net asset (applying ownership interest)	Goodwill	Intra-group transaction	Impairment loss	Book value
Paju Electric Glass Co., Ltd.	₩	107,666	40%	43,066	—	(282)	—	42,784

(ii)
As of December 31, 2023

(In millions of won)
Company	Net asset		Ownership interest	Net asset (applying ownership interest)	Goodwill	Intra-group transaction	Impairment loss	Book value
Paju Electric Glass Co., Ltd.	₩	62,117	40%	24,847	—	(647)	—	24,200

(d)
Book value of other associates, in aggregate, as of December 31, 2022 and 2023 are as follows:
(i)
As of December 31, 2022

(In millions of won)
			Net profit (loss) of associates (applying ownership interest)
	Book value		Profit for the year	Other comprehensive loss	Total comprehensive loss
Other associates	₩	66,335	2,724	(7,516)	(4,792)

(ii)
As of December 31, 2023

(In millions of won)
			Net profit (loss) of associates (applying ownership interest)
	Book value		Profit for the year	Other comprehensive loss	Total comprehensive loss
Other associates	₩	60,129	(1,634)	(722)	(2,356)

8.
Investments in Equity Accounted Investees, Continued
(e)
Changes in investments in associates accounted for using the equity method for the years ended December 31, 2022 and 2023 are as follows:

(In millions of won)
		2022
Company		January 1		Reclassification(*)	Dividends received	Equity income on investments	Other comprehensive loss	Other gain	December 31
Associates	Paju Electric Glass Co., Ltd.	₩	48,398	—	(4,361)	2,834	(4,087)	—	42,784
	Others		78,321	(10,620)	(100)	2,724	(7,516)	3,526	66,335
		₩	126,719	(10,620)	(4,461)	5,558	(11,603)	3,526	109,119

(*) During 2022, certain investment was reclassified into the financial asset at fair value through profit or loss as the Group lost its right to appoint members of the board of directors due to the changes in contractual arrangement.

(In millions of won)
		2023
Company		January 1		Dividends received	Equity income on investments	Other comprehensive loss	Other gain	December 31
Associates	Paju Electric Glass Co., Ltd.	₩	42,784	(15,200)	(1,427)	(1,957)	—	24,200
	Others		66,335	—	(1,634)	(722)	(3,850)	60,129
		₩	109,119	(15,200)	(3,061)	(2,679)	(3,850)	84,329